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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                            Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Global Select Equity Fund
           SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)

Shares                                                         Value

           COMMON STOCKS - 96.4 %
           Energy - 7.6 %
           Integrated Oil & Gas - 7.6 %
963        ConocoPhillips                                   $   77,079
1,299      Occidental Petroleum Corp.                           90,631
2,877      Royal Dutch Shell Plc                               116,095
1,257      Total SA                                            101,729
                                                            $  385,534
           Total Energy                                     $  385,534
           Materials - 10.7 %
           Diversified Chemical - 2.1 %
776        BASF AG                                          $  107,535
           Diversified Metals & Mining - 1.3 %
546        Rio Tinto Plc                                    $   63,179
           Fertilizers & Agricultural Chemicals - 4.0 %
2,128      Agrium, Inc. *                                   $  123,084
2,155      Yara International ASA *                             81,879
                                                            $  204,963
           Gold - 3.3 %
1,188      Anglogold Ashanti, Ltd. *                        $   58,398
6,553      Gold Fields, Ltd. (A.D.R.)                          107,797
                                                            $  166,195
           Total Materials                                  $  541,872
           Capital Goods - 6.7 %
           Aerospace & Defense - 2.7 %
1,819      United Technologies Corp.                        $  136,007
           Industrial Conglomerates - 2.8 %
929        Siemens AG                                       $  141,013
           Industrial Machinery - 1.2 %
687        Flowserve Corp.                                  $   64,640
           Total Capital Goods                              $  341,660
           Consumer Durables & Apparel - 3.7 %
           Apparel, Accessories & Luxury Goods - 2.1 %
1,598      Adidas-Salomon AG                                $  105,989
           Homebuilding - 1.6 %
12,000     Sekisui Chemical Co., Ltd.                       $   82,129
           Total Consumer Durables & Apparel                $  188,118
           Media - 3.9 %
           Broadcasting & Cable TV - 3.9 %
6,985      British Sky Broadcasting Plc                     $   89,857
4,000      Eutelsat Communications                             106,763
                                                            $  196,620
           Total Media                                      $  196,620
           Retailing - 1.3 %
           Apparel Retail - 1.3 %
827        Abercrombie & Fitch Co.                          $   67,847
           Total Retailing                                  $   67,847
           Food & Drug Retailing - 4.2 %
           Hypermarkets & Supercenters - 4.2 %
1,058      Carrefour Supermarch *                           $   81,527
2,723      Wal-Mart Stores, Inc.                               130,432
                                                            $  211,959
           Total Food & Drug Retailing                      $  211,959
           Food Beverage & Tobacco - 3.3 %
           Agricultural Products - 1.1 %
42,000     Golden Agri-Resources, Ltd. *                    $   53,674
           Tobacco - 2.2 %
20         Japan Tobacco, Inc.                              $  113,228
           Total Food Beverage & Tobacco                    $  166,902
           Household & Personal Products - 3.1 %
           Household Products - 3.1 %
2,151      Procter & Gamble Co. *                           $  159,174
           Total Household & Personal Products              $  159,174
           Pharmaceuticals & Biotechnology - 7.3 %
           Pharmaceuticals - 7.3 %
2,061      Astrazeneca Plc                                  $   97,843
4,154      Bristol-Myers Squibb Co.                            123,083
794        Roche Holdings AG                                   150,895
                                                            $  371,821
           Total Pharmaceuticals & Biotechnology            $  371,821
           Banks - 10.0 %
           Diversified Banks - 7.8 %
838        BNP Paribas SA                                   $   93,892
4,000      Development Bank of Singapore, Ltd.                  55,547
8,065      Royal Bank of Scotland Group Plc                     76,038
2,000      Sumitomo Trust Bank                                  16,658
6,025      Westpac Banking Corp.                               150,979
                                                            $  393,114
           Thrifts & Mortgage Finance - 2.2 %
6,133      New York Community Bancorp, Inc.                 $  114,135
           Total Banks                                      $  507,249
           Diversified Financials - 2.0 %
           Investment Banking & Brokerage - 0.7 %
585        Merrill Lynch & Co., Inc.                        $   35,065
           Diversified Financial Services - 1.3 %
2,068      Citigroup, Inc.                                  $   68,864
           Total Diversified Financials                     $  103,929
           Insurance - 3.0 %
           Multi-Line Insurance - 3.0 %
396        Allianz AG                                       $   81,538
964        American International Group, Inc.                   56,037
304        AXA                                                  12,334
                                                            $  149,909
           Total Insurance                                  $  149,909
           Real Estate - 3.5 %
           Mortgage Real Estate Investment Trusts - 1.1 %
3,082      Annaly Capital Management, Inc.                  $   53,041
           Real Estate Management & Development - 2.4 %
14,000     Henderson Land Development                       $  123,817
           Total Real Estate                                $  176,858
           Software & Services - 5.2 %
           Home Entertainment Software - 1.5 %
5,191      Take-Two Interactive Software, Inc. *            $   77,761
           Systems Software - 3.7 %
5,575      Microsoft Corp.                                  $  187,320
           Total Software & Services                        $  265,081
           Technology Hardware & Equipment - 5.8 %
           Communications Equipment - 2.9 %
5,168      Cisco Systems, Inc. *                            $  144,807
           Electronic Equipment & Instruments - 1.3 %
224        Samsung Electronics (144A) *                     $   68,211
           Office Electronics - 1.6 %
1,500      Canon, Inc.                                      $   78,948
           Total Technology Hardware & Equipment            $  291,966
           Semiconductors - 3.7 %
           Semiconductor Equipment - 2.4 %
1,422      ASM Lithography Holding NV                       $   49,353
1,200      Tokyo Electron, Ltd.                                 74,074
                                                            $  123,427
           Semiconductors - 1.3 %
24,372     ARM Holdings Plc                                 $   66,506
           Total Semiconductors                             $  189,933
           Telecommunication Services - 6.5 %
           Integrated Telecom Services - 2.6 %
3,090      Verizon Communications, Inc.                     $  133,519
           Wireless Telecommunication Services - 3.9 %
3,022      MTN Group, Ltd.                                  $   60,408
36,927     Vodafone Group Plc                                  138,254
                                                            $  198,662
           Total Telecommunication Services                 $  332,181
           Utilities - 4.7 %
           Electric Utilities - 4.7 %
598        E.On AG                                          $  121,863
1,457      Exelon Corp.                                        118,119
                                                            $  239,982
           Total Utilities                                  $  239,982
           TOTAL COMMON STOCKS
           (Cost  $4,712,164)                               $4,888,595
           Rights/Warrants - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
2,584      Royal Dutch Shell Rights Exp. 12/12/07 *         $        0
           Total Energy                                     $        0
           (Cost  $0)
           TEMPORARY CASH INVESTMENT - 2.0%
           Security Lending Collateral - 2.0%
99,816     Securities Lending Investment Fund, 4.94%        $   99,816
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $99,816)                                  $   99,816
           TOTAL INVESTMENT IN SECURITIES - 98.4%
           (Cost  $4,811,980) (a)                           $4,988,411
           OTHER ASSETS AND LIABILITIES - 1.6%              $   83,434
           TOTAL NET ASSETS - 100.0%                        $5,071,845

*          Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 31, 2007, the value of these securities amounted to $68,211 or 1.3% of total net assets.

(A.D.R.)   American Depositary Receipt


(a) At November 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,804,205 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cos$   291,037

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value  (106,831)

           Net unrealized gain                              $   184,206


                 Pioneer High Income Municipal Fund
                 SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)
         Floating
Shares   Rate (b)                                                         Value

                 COLLATERALIZED DEBT OBLIGATION
                 Municipal  School District - 3.4 %
1,175,000  12.5  Non-Profit Preferred Funding, Various States, Floati$ 1,139,903
                 TOTAL COLLATERALIZED DEBT OBLIGATION.
                 (Cost  $1,172,200)                                  $ 1,139,903
                 MUNICIPAL BONDS - 97.4 %
                 Consumer Services - 2.9 %
                 Casinos & Gaming - 2.9 %
1,000,000        Manshantucket Pequot Tribe, 5.75%, 9/1/34 (144a)    $   964,990
                 Total Consumer Services                             $   964,990
                 Government - 94.5 %
                 Government - 12.7 %
1,500,000        Cuyahoga County Ohio Health, 6.0%, 5/15/37          $ 1,438,980
160,000          Doctor Charles Drew Academy, 5.7%, 11/1/36              143,014
1,000,000        Madre Met Dist No 2 Colorado, 5.5%, 12/1/36             860,970
1,750,000        Willacy County Texas Local Government, 6.875%, 9/1/2  1,820,385
                                                                     $ 4,263,349
                 Municipal  Airport - 0.4 %
135,000          New York City, NY, Industrial, 6.9%, 8/1/24         $   135,127
                 Municipal  Development - 7.6 %
600,000          Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5$   549,336
540,000          New Jersey Economic Development Authority, 5.875%, 1    529,276
1,500,000        South Carolina Jobs Economic, 6.0%, 11/15/42          1,448,985
                                                                     $ 2,527,597
                 Municipal  Education - 7.1 %
1,450,000        Michigan Public Educational Facilities Authority Rev$ 1,366,393
1,000,000        Michigan Public Educational Facilities Authority Rev    994,650
                                                                     $ 2,361,043
                 Municipal  Facilities - 15.7 %
1,750,000        Illinois Finance Authority, 6.0%, 11/15/39          $ 1,689,730
475,000          Madison County Florida Revenue, 6.0%, 7/1/25            468,079
635,000          Maverick County Texas Public Facilities, 6.25% 2/1/2    624,916
520,000          Maverick County Texas Public Facilities, 6.375% 2/1/    510,645
1,150,000        Otero County New Mexico Jail Project Revenue, 6.0%,   1,109,359
860,000          St. Louis Missouri Industrial Development Revenue, 7    853,533
                                                                     $ 5,256,262
                 Municipal  General - 5.5 %
750,000          Michigan Tobacco Settlement Financial, 6.0%, 6/1/48 $   728,925
1,150,000        Tobacco Settlement Financing Corp., 5.0%, 6/1/41        963,217
135,000          Willacy County Texas Local Government, 6.0%, 3/1/09     137,689
                                                                     $ 1,829,831
                 Municipal  Housing - 3.3 %
140,000    5.08  Downtown Phoenix Hotel Corp., Floating Rate Notes, 7$   147,781
1,000,000        Washington State Housing Finance, 5.625% 1/1/38         949,330
                                                                     $ 1,097,111
                 Municipal  Medical - 21.8 %
1,000,000        Atoka County Oklahoma Healthcare, 6.625%, 10/1/37   $ 1,029,360
135,000          Columbia County Pennsylvania Hospital, 5.85%, 6/1/20    124,658
755,000          Illinois Health Facilities Authority Revenue, 6.7%,     754,630
125,000          Jackson County Oklahoma Memorial Hospital, 7.3%, 08/    125,600
475,000          Louisiana Public Facilities Authority Revenue, 6.25%    475,461
2,000,000        Massachusetts State Development Financing Agency 6.7  1,939,940
1,315,000        Tuscarawas County Ohio Hospital, 6.35%, 11/1/37       1,285,649
500,000          Ulster County New York Industrial Development Corp.,    481,835
1,000,000        Ulster County New York Industrial Development Corp.,    959,130
130,000          Valley Health Systems California Certificates of Par    130,034
                                                                     $ 7,306,297
                 Municipal  Multi-Family Housing - 0.4 %
140,000    5.35  Massachusetts State Housing, Floating Rate Note, 12/$   143,100
                 Municipal  Pollution - 0.8 %
350,000          Delaware County Pennsylvania Industrial Development,$   270,242
                 Municipal  Power - 0.9 %
150,000          Gulf Coast Waste Disposal Authority, Texas Revenue, $   146,994
215,000          Hardin Montgomery Tax Increment, 0.0%, 9/1/31           145,559
                                                                     $   292,553
                 Municipal  Utility District - 2.7 %
1,000,000        New Jersey Economic Development Authority, 5.25%, 11$   901,320
                 Municipal Tobacco - 10.6 %
150,000          Golden State Tobacco Security Corp., California, 5.1$   126,707
1,200,000        Golden State Tobacco Security Corp., California, 5.7  1,127,400
500,000          Tobacco Settlement Authority of Iowa, 5.5%, 6/1/42      451,720
750,000          Tobacco Settlement Authority of Iowa, 5.625%, 6/1/46    689,108
1,400,000        Tobacco Settlement Financing Corp., 5.0% 6/1/47       1,160,362
                                                                     $ 3,555,297
                 Municipal Transportation - 1.6 %
430,000          Director State Nevada Department Business, 7.375%, 0$   403,190
130,000          Northwest Parkway Public Highway Authority Colorado,    145,708
                                                                     $   548,898
                 TOTAL MUNICIPAL BONDS
                 (Cost  $32,095,192)                                 $31,453,017
                 TAX EXEMPT MONEY MARKET MUTUAL FUND - 0.0 %
719              Blackrock Liquidity Funds MuniFund Portfolio        $       719
                 TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                 (Cost  $719)                                        $       719
                 TOTAL INVESTMENT IN SECURITIES - 97.4%
                 (Cost  $33,268,111) (a)                             $32,593,639
                 OTHER ASSETS AND LIABILITIES - 2.6%                 $   883,202
                 TOTAL NET ASSETS - 100.0%                           $33,476,841

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $33,291,488 was as follows:

                 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
                                                                     $  207,689
                 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
                                                                       (905,539)
                 Net unrealized gain
                                                                     $ (697,850)
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
                 The rate shown is the rate at period end.



           Pioneer Oakridge All Cap Growth Fund
           SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)

Shares                                                        Value

           COMMON STOCKS - 92.3 %
           Energy - 6.2 %
           Oil & Gas Equipment & Services - 2.0 %
655        Schlumberger, Ltd.                               $  61,210
           Oil & Gas Exploration & Production - 4.2 %
1,395      Southwestern Energy Co. *                        $  69,429
1,010      XTO Energy, Inc.                                    62,438
                                                            $ 131,867
           Total Energy                                     $ 193,077
           Materials - 3.1 %
           Industrial Gases - 1.7 %
1,045      Airgas, Inc.                                     $  51,707
           Specialty Chemicals - 1.4 %
940        Ecolab, Inc.                                     $  45,026
           Total Materials                                  $  96,733
           Capital Goods - 10.9 %
           Aerospace & Defense - 4.7 %
600        Boeing Co.                                       $  55,524
605        Precision Castparts Corp.                           89,141
                                                            $ 144,665
           Industrial Conglomerates - 2.3 %
1,830      General Electric Co.                             $  70,071
           Industrial Machinery - 3.9 %
855        Danaher Corp.                                    $  74,231
1,325      Idex Corp.                                          47,303
                                                            $ 121,534
           Total Capital Goods                              $ 336,270
           Commercial Services & Supplies - 4.5 %
           Environmental & Facilities Services - 4.5 %
1,320      Stericycle, Inc. *                               $  77,682
1,980      Waste Connections, Inc. *                           63,023
                                                            $ 140,705
           Total Commercial Services & Supplies             $ 140,705
           Automobiles & Components - 1.8 %
           Auto Parts & Equipment - 1.8 %
1,480      Johnson Controls, Inc.                           $  57,158
           Total Automobiles & Components                   $  57,158
           Consumer Services - 1.4 %
           Hotels, Resorts & Cruise Lines - 1.4 %
1,160      Marriott International, Inc.                     $  43,500
           Total Consumer Services                          $  43,500
           Media - 1.4 %
           Movies & Entertainment - 1.4 %
2,025      News Corp., Inc.                                 $  42,667
           Total Media                                      $  42,667
           Retailing - 7.7 %
           Automotive Retail - 1.4 %
1,320      O'Reilly Automotive, Inc. *                      $  43,375
           Computer & Electronics Retail - 3.1 %
1,645      Gamestop Corp. *                                 $  94,505
           General Merchandise Stores - 1.4 %
710        Target Corp.                                     $  42,643
           Specialty Stores - 1.8 %
2,400      Staples, Inc.                                    $  56,880
           Total Retailing                                  $ 237,403
           Food Beverage & Tobacco - 2.2 %
           Soft Drinks - 2.2 %
890        PepsiCo, Inc.                                    $  68,690
           Total Food Beverage & Tobacco                    $  68,690
           Household & Personal Products - 4.6 %
           Household Products - 4.6 %
1,080      Church & Dwight Co., Inc.                        $  60,610
1,105      Procter & Gamble Co. *                              81,770
                                                            $ 142,380
           Total Household & Personal Products              $ 142,380
           Health Care Equipment & Services - 6.8 %
           Health Care Distributors - 1.6 %
840        Henry Schein, Inc. * (b)                         $  49,686
           Health Care Equipment - 1.5 %
710        Zimmer Holdings, Inc. *                          $  45,958
           Health Care Services - 1.8 %
955        American Healthways, Inc. * (b)                  $  55,743
           Managed Health Care - 1.9 %
710        Wellpoint, Inc. *                                $  59,789
           Total Health Care Equipment & Services           $ 211,176
           Pharmaceuticals & Biotechnology - 11.3 %
           Biotechnology - 3.1 %
790        Celgene Corp. * (b)                              $  48,625
605        Genentech, Inc. *                                   46,131
                                                            $  94,756
           Life Sciences Tools & Services - 2.4 %
1,295      Thermo Fisher Scientific, Inc. *                 $  74,644
           Pharmaceuticals - 5.8 %
1,080      Abbott Laboratories                              $  62,111
975        Allergan, Inc.                                      65,364
920        Novartis AG (A.D.R.)                                51,998
                                                            $ 179,473
           Total Pharmaceuticals & Biotechnology            $ 348,873
           Diversified Financials - 5.3 %
           Asset Management & Custody Banks - 1.6 %
395        Affiliated Managers Group, Inc. * (b)            $  49,079
           Investment Banking & Brokerage - 1.8 %
2,315      Charles Schwab Corp.                             $  56,278
           Specialized Finance - 1.9 %
360        IntercontinentalExchange, Inc. * (b)             $  60,106
           Total Diversified Financials                     $ 165,463
           Software & Services - 11.1 %
           Application Software - 3.6 %
1,360      Adobe Systems, Inc. *                            $  57,310
1,395      Ansys, Inc. *                                       54,210
                                                            $ 111,520
           Internet Software & Services - 5.5 %
195        Google, Inc. *                                   $ 135,135
1,380      J2 Global Communications, Inc. *                    33,562
                                                            $ 168,697
           Systems Software - 2.0 %
1,860      Microsoft Corp.                                  $  62,496
           Total Software & Services                        $ 342,713
           Technology Hardware & Equipment - 11.5 %
           Communications Equipment - 5.9 %
3,180      Cisco Systems, Inc. *                            $  89,104
1,530      Corning, Inc. *                                     37,164
1,380      Qualcomm, Inc.                                      56,276
                                                            $ 182,544
           Computer Hardware - 5.6 %
635        Apple, Inc. *                                    $ 115,710
1,130      Hewlett-Packard Co.                                 57,811
                                                            $ 173,521
           Total Technology Hardware & Equipment            $ 356,065
           Semiconductors - 1.4 %
           Semiconductors - 1.4 %
1,410      Texas Instruments, Inc.                          $  44,514
           Total Semiconductors                             $  44,514
           Telecommunication Services - 0.9 %
           Wireless Telecommunication Services - 0.9 %
1,655      Metro PCS Communications, Inc. *                 $  28,301
           Total Telecommunication Services                 $  28,301
           TOTAL COMMON STOCKS
           (Cost  $2,587,007)                               $2,855,688
           TEMPORARY CASH INVESTMENT - 4.9%
           Security Lending Collateral - 4.9%
150,339    Securities Lending Investment Fund, 4.94%        $ 150,339
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $150,339)                                 $ 150,339
           TOTAL INVESTMENT IN SECURITIES - 97.2%
           (Cost  $2,737,346)                               $3,006,027
           OTHER ASSETS AND LIABILITIES - 2.8%              $  87,586
           TOTAL NET ASSETS - 100.0%                        $3,093,613

           Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At November 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,737,346 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $  293,450

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value      (24,769)

           Net unrealized gain                              $268,681

(b) At November 31, 2007, the following securities were out on loan:

Shares                         Security                       Value
381        Affiliated Managers Group, Inc. *                $    47,339
614        Celgene Corp. *                                       37,792
40         American Healthways, Inc. *                             2,335
807        Henry Schein, Inc. *                                  47,734
346        IntercontinentalExchange, Inc. *                      57,768
                                                            $  192,968

        Pioneer Select Research Growth Fund
        SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)

Shares                                                          Value

        COMMON STOCKS - 109.5 %
        Energy - 9.1 %
        Integrated Oil & Gas - 4.1 %
140     Chevron Corp.                                        $  12,288
197     USX-Marathon Group, Inc.                                11,012
                                                             $  23,300
        Oil & Gas Equipment & Services - 2.7 %
241     Weatherford International, Inc. *                    $  15,091
        Oil & Gas Exploration & Production - 2.3 %
134     Apache Corp.                                         $  12,970
        Total Energy                                         $  51,361
        Materials - 3.4 %
        Diversified Metals & Mining - 1.9 %
107     Freeport-McMoRan Copper & Gold, Inc. (Class B)       $  10,586
        Steel - 1.5 %
143     Nucor Corp.                                          $   8,467
        Total Materials                                      $  19,053
        Capital Goods - 9.3 %
        Aerospace & Defense - 4.5 %
115     Northrop Grumman Corp. *                             $   9,061
214     United Technologies Corp.                               16,001
                                                             $  25,062
        Electrical Component & Equipment - 1.1 %
116     Thomas & Betts Corp. *                               $   6,306
        Industrial Conglomerates - 2.6 %
176     3M Co.                                               $  14,654
        Industrial Machinery - 1.1 %
142     Crane Co.                                            $   6,381
        Total Capital Goods                                  $  52,403
        Transportation - 4.7 %
        Air Freight & Couriers - 2.7 %
203     United Parcel Service, Inc.                          $  14,957
        Railroads - 2.0 %
232     Canadian National Railway Co.                        $  11,377
        Total Transportation                                 $  26,334
        Automobiles & Components - 1.8 %
        Auto Parts & Equipment - 1.8 %
106     BorgWarner, Inc.                                     $  10,241
        Total Automobiles & Components                       $  10,241
        Consumer Durables & Apparel - 1.8 %
        Apparel, Accessories & Luxury Goods - 1.8 %
279     Coach, Inc. *                                        $  10,362
        Total Consumer Durables & Apparel                    $  10,362
        Consumer Services - 2.6 %
        Restaurants - 2.6 %
249     McDonald's Corp.                                     $  14,559
        Total Consumer Services                              $  14,559
        Media - 1.6 %
        Movies & Entertainment - 1.6 %
220     Viacom, Inc. (Class B) *                             $   9,244
        Total Media                                          $   9,244
        Retailing - 5.9 %
        Apparel Retail - 2.3 %
158     Abercrombie & Fitch Co. (b)                          $  12,962
        Department Stores - 1.3 %
167     J.C. Penney Co., Inc.                                $   7,368
        General Merchandise Stores - 2.3 %
218     Target Corp.                                         $  13,093
        Total Retailing                                      $  33,423
        Food & Drug Retailing - 2.2 %
        Drug Retail - 2.2 %
307     CVS Corp.                                            $  12,308
        Total Food & Drug Retailing                          $  12,308
        Food Beverage & Tobacco - 6.3 %
        Soft Drinks - 3.7 %
335     Coca-Cola Co.                                        $  20,804
        Tobacco - 2.6 %
165     Loews Corp Carolina Group                            $  14,677
        Total Food Beverage & Tobacco                        $  35,481
        Household & Personal Products - 2.8 %
        Household Products - 2.8 %
278     Church & Dwight Co., Inc.                            $  15,601
        Total Household & Personal Products                  $  15,601
        Health Care Equipment & Services - 7.1 %
        Health Care Equipment - 7.1 %
170     Edwards Lifesciences Group *                         $   8,407
316     Medtronic, Inc.                                         16,069
211     Stryker Corp.                                           15,325
                                                             $  39,801
        Total Health Care Equipment & Services               $  39,801
        Pharmaceuticals & Biotechnology - 10.6 %
        Biotechnology - 0.9 %
223     Cubist Pharmaceuticals, Inc. *                       $   4,737
        Life Sciences Tools & Services - 2.3 %
227     Thermo Fisher Scientific, Inc. *                     $  13,084
        Pharmaceuticals - 7.4 %
440     Bristol-Myers Squibb Co.                             $  13,037
242     Eli Lilly & Co.                                         12,814
502     Schering-Plough Corp.                                   15,713
                                                             $  41,564
        Total Pharmaceuticals & Biotechnology                $  59,385
        Diversified Financials - 5.9 %
        Asset Management & Custody Banks - 2.6 %
119     Franklin Resources, Inc.                             $  14,658
        Consumer Finance - 2.0 %
375     The First Marblehead Corp. (b)                       $  11,254
        Investment Banking & Brokerage - 1.3 %
153     Investment Technology Group, Inc. *                  $   6,989
        Total Diversified Financials                         $  32,901
        Insurance - 0.9 %
        Property & Casualty Insurance - 0.9 %
91      The Traveler Companies, Inc.                         $   4,833
        Total Insurance                                      $   4,833
        Software & Services - 12.2 %
        Application Software - 1.9 %
293     Citrix Systems, Inc. *                               $  10,835
        Systems Software - 10.3 %
230     Macrovision Corp. *                                  $   5,732
965     Microsoft Corp.                                         32,424
980     Oracle Corp. *                                          19,776
                                                             $  57,932
        Total Software & Services                            $  68,767
        Technology Hardware & Equipment - 12.4 %
        Communications Equipment - 6.5 %
862     Cisco Systems, Inc. *                                $  24,153
506     Corning, Inc. *                                         12,291
                                                             $  36,444
        Computer Hardware - 5.9 %
422     Hewlett-Packard Co.                                  $  21,590
558     Sun Microsystems, Inc. *                                11,595
                                                             $  33,185
        Total Technology Hardware & Equipment                $  69,629
        Semiconductors - 5.8 %
        Semiconductor Equipment - 1.9 %
568     Applied Materials, Inc.                              $  10,695
        Semiconductors - 3.9 %
834     Intel Corp.                                          $  21,751
        Total Semiconductors                                 $  32,446
        Telecommunication Services - 1.1 %
        Alternative Carriers - 1.1 %
274     Time Warner Telecom, Inc. *                          $   6,146
        Total Telecommunication Services                     $   6,146
        Utilities - 2.0 %
        Independent Power Producer & Energy Traders - 2.0 %
262     NRG Energy, Inc. * (b)                               $  11,106
        Total Utilities                                      $  11,106
        (Cost  $548,249)                                     $ 615,384
        TEMPORARY CASH INVESTMENT - 6.3 %
        Security Lending Collateral - 6.3 %
35,124  Security Lending Investment Fund, 4.94%              $  35,124
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $35,124)                                      $  35,124
        TOTAL INVESTMENT IN SECURITIES -115.8%
        (Cost  $548,249) (a)                                 $ 650,508
        OTHER ASSETS AND LIABILITIES - (15.8)%               $ (88,679)
        TOTAL NET ASSETS - 100.0%                            $ 561,829

*       Non-income producing security.


(a) At November 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $548,249 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost      $   67,134

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value         -

        Net unrealized gain                                  $ 67,134

(b)     At November 31, 2007, the following securities were out on loan:

Shares                        Security                          Value
  156     Abercrombie & Fitch Co.                              $ 12,798
   371    The First Marblehead Corp.                             11,134
   259    NRG Energy, Inc. *                                     10,979
                                                             $   34,911

           Pioneer Select Research Value Fund
           SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)

Shares                                                         Value

           COMMON STOCKS - 91.5 %
           Energy - 14.4 %
           Integrated Oil & Gas - 9.0 %
307        Chevron Corp.                                    $   26,945
343        Royal Dutch Shell Plc                                13,841
245        USX-Marathon Group, Inc.                             13,696
                                                            $   54,482
           Oil & Gas Equipment & Services - 2.3 %
223        Weatherford International, Inc. *                $   13,964
           Oil & Gas Exploration & Production - 3.1 %
191        Apache Corp.                                     $   18,487
           Total Energy                                     $   86,933
           Materials - 3.9 %
           Aluminum - 1.0 %
162        Alcoa, Inc.                                      $    5,892
           Diversified Chemical - 2.0 %
284        Dow Chemical Co.                                 $   11,911
           Steel - 0.9 %
94         Nucor Corp.                                      $    5,566
           Total Materials                                  $   23,369
           Capital Goods - 9.1 %
           Aerospace & Defense - 4.4 %
183        Northrop Grumman Corp. *                         $   14,419
156        United Technologies Corp.                            11,664
                                                            $   26,083
           Electrical Component & Equipment - 1.0 %
113        Thomas & Betts Corp. *                           $    6,143
           Industrial Conglomerates - 3.7 %
134        3M Co.                                           $   11,157
281        Tyco International, Ltd.                             11,277
                                                            $   22,434
           Total Capital Goods                              $   54,660
           Transportation - 1.4 %
           Air Freight & Couriers - 0.7 %
54         United Parcel Service, Inc.                      $    3,979
           Railroads - 0.7 %
86         Canadian National Railway Co.                    $    4,217
           Total Transportation                             $    8,196
           Consumer Durables & Apparel - 1.8 %
           Footwear - 1.8 %
161        Nike, Inc.                                       $   10,570
           Total Consumer Durables & Apparel                $   10,570
           Consumer Services - 2.5 %
           Restaurants - 2.5 %
260        McDonald's Corp.                                 $   15,202
           Total Consumer Services                          $   15,202
           Media - 2.4 %
           Movies & Entertainment - 2.4 %
428        The Walt Disney Co.                              $   14,188
           Total Media                                      $   14,188
           Retailing - 1.3 %
           Department Stores - 1.3 %
180        J.C. Penney Co., Inc.                            $    7,942
           Total Retailing                                  $    7,942
           Food & Drug Retailing - 2.2 %
           Drug Retail - 2.2 %
327        CVS Corp.                                        $   13,109
           Total Food & Drug Retailing                      $   13,109
           Food Beverage & Tobacco - 2.8 %
           Tobacco - 2.8 %
220        Altria Group, Inc.                               $   17,063
           Total Food Beverage & Tobacco                    $   17,063
           Household & Personal Products - 3.7 %
           Household Products - 3.7 %
301        Procter & Gamble Co. *                           $   22,274
           Total Household & Personal Products              $   22,274
           Health Care Equipment & Services - 1.8 %
           Health Care Equipment - 1.8 %
216        Edwards Lifesciences Group *                     $   10,681
           Total Health Care Equipment & Services           $   10,681
           Pharmaceuticals & Biotechnology - 6.0 %
           Pharmaceuticals - 6.0 %
393        Bristol-Myers Squibb Co.                         $   11,645
251        Merck & Co., Inc.                                    14,899
298        Schering-Plough Corp.                                 9,327
                                                            $   35,871
           Total Pharmaceuticals & Biotechnology            $   35,871
           Banks - 4.0 %
           Regional Banks - 4.0 %
203        PNC Bank Corp.                                   $   14,862
166        Zions Bancorporation                                  9,059
                                                            $   23,921
           Total Banks                                      $   23,921
           Diversified Financials - 8.1 %
           Asset Management & Custody Banks - 4.6 %
101        Franklin Resources, Inc.                         $   12,441
317        The Bank of New York Mellon, Corp.                   15,203
                                                            $   27,644
           Consumer Finance - 1.5 %
308        The First Marblehead Corp. (b)                   $    9,243
           Investment Banking & Brokerage - 2.0 %
111        Investment Technology Group, Inc. *              $    5,070
144        Lazard, Ltd.                                          7,007
                                                            $   12,077
           Total Diversified Financials                     $   48,964
           Insurance - 9.2 %
           Multi-Line Insurance - 4.5 %
155        Hartford Financial Services Group, Inc.          $   14,775
257        Loews Corp.                                          12,282
                                                            $   27,057
           Property & Casualty Insurance - 4.7 %
237        Chubb Corp.                                      $   12,928
289        The Traveler Companies, Inc.                         15,349
                                                            $   28,277
           Total Insurance                                  $   55,334
           Software & Services - 1.8 %
           Systems Software - 1.8 %
330        Microsoft Corp.                                  $   11,088
           Total Software & Services                        $   11,088
           Technology Hardware & Equipment - 1.7 %
           Communications Equipment - 1.7 %
367        Cisco Systems, Inc. *                            $   10,283
           Total Technology Hardware & Equipment            $   10,283
           Telecommunication Services - 6.7 %
           Alternative Carriers - 2.7 %
726        Time Warner Telecom, Inc. *                      $   16,284
           Integrated Telecom Services - 4.0 %
554        Verizon Communications, Inc.                     $   23,938
           Total Telecommunication Services                 $   40,222
           Utilities - 6.8 %
           Gas Utilities - 1.8 %
204        Questar Corp.                                    $   10,904
           Independent Power Producer & Energy Traders - 1.6 %
223        NRG Energy, Inc. * (b)                           $    9,453
           Multi-Utilities - 3.4 %
145        NSTAR                                            $    5,075
159        Public Service Enterprise Group, Inc.                15,223
                                                            $   20,298
           Total Utilities                                  $   40,655
           TOTAL COMMON STOCKS
           (Cost  $479,435)                                 $  550,525
           Rights/Warrants - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - -0.1 %
343        Royal Dutch Shell Rights Exp. 12/12/07 *         $        0
           Total Energy                                     $
           (Cost  $0.00)                                    $        0
           Exclude - 5.0 %
           Diversified Financials - 5.0 %
           Diversified Financial Services - 5.0 %
185        iShares Russell 1000 Index (ETF)                 $   14,920
183        iShares Russell 1000 Value (ETF)                     14,988
                                                            $   29,908
           Total Diversified Financials
           (Cost  $30,266)                                  $   29,908
           TEMPORARY CASH INVESTMENT - 3.1%
           Security Lending Collateral - 3.1%
18,576     Securities Lending Investment Fund, 4.94%        $   18,576
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $18,576)                                  $   18,576
           TOTAL INVESTMENT IN SECURITIES - 99.6%
           (Cost  $528,277)                                 $  599,009
           OTHER ASSETS AND LIABILITIES - 0.4%              $    2,681
           TOTAL NET ASSETS - 100.0%                        $  601,690


*          Non-income producing security.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $528,277 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $    95,503

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value      (24,769)

           Net unrealized gain                              $  70,734

(b) At November 30, 2007, the following securities were out on loan:

Shares                        Description                      Value
305        The First Marblehead Corp.                       $      9,153
221        NRG Energy, Inc. *                                      9,368
           Total                                            $    18,521



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.